Schedule of fair value measurement of assets and liabilities (Details) - USD ($)	Jun. 30, 2026	May 18, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Crypto assets	$ 7,560,000	$ 7,560,000
Warrant liabilities			125,000	$ 100,000
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Crypto assets
Warrant liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Crypto assets
Warrant liabilities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Crypto assets	$ 7,560,000
Warrant liabilities			$ 125,000